STOCK BASED COMPENSATION (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 14, 2023	Mar. 16, 2023	Jun. 30, 2024	Apr. 30, 2024	Nov. 30, 2023	Oct. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023	Nov. 21, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares restricted stock award gross		2,531,232
Non vested		1,191,980							313,528	62,706		313,528
Shares vesting period		24 months
Weighted average remaining contractual life										3 months		3 years 5 months 26 days
Shares reserved for future issuance		2,301,120								0
Granted					2,278,108	2,278,108		0
Shares granted exercise price					$ 0.0065	$ 0.0065
Options exercised									$ 14,850
Shares repurchased value									3
Shares exercised outstanding							$ 2,674			$ 4,628		$ 8,650
General and administrative expenses							$ 5,748,648	$ 1,235,366	2,675,698 [1]	$ 17,972,828	[1]
Forfeited shares
Recognition of stock based compensation expense										$ 617,851
Reversal of stock based compensation expense										$ 1,190,220
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance										4,673,665
Forfeited shares										172,584
Employee benefits and share based compensation										$ 1,350,418
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unvested repurchased	920,448
Share price	$ 0.0065
Shares repurchased value	$ 6,000
General and administrative expenses							$ 25,809	59,599	$ 58,536	$ 177,942
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested							922,366			1,004,822
General and administrative expenses							$ 1,297,888			$ 6,789,594
Fair value of restricted stock units vested										$ 4,356,440
Forfeited shares										517,752
Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested							1,848,584			1,482,081
Granted			2,024,985	2,024,985			408,719			1,524,296
General and administrative expenses							$ 1,350,513			$ 2,450,003
Forfeited shares
Vested							20,000			74,000
Weighted average exercise price							$ 12.00			$ 12.00
Restricted Stock Units (RSUs) [Member] | Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted			2,024,985	2,024,985
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual life							3 years			3 years
Performance Shares [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested							506,596			506,596
Granted										506,596
General and administrative expenses							$ 280,069			$ 332,971
Forfeited shares
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					3 years	3 years
Weighted average remaining contractual life									5 years 25 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					5 years	5 years
Weighted average remaining contractual life									5 years 11 months 4 days
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted					2,186,064	2,186,064
Shares unvested repurchased										230,112
Share price							$ 0.0065			$ 0.0065
Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					3 years	3 years
Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					5 years	5 years
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					18 months	18 months
Granted					92,045	92,045
Shares unvested repurchased							244,494			25,575
Consultant [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized							$ 8,996,626			$ 9,637,715
Stock based compensation term							3 years 5 months 15 days			3 years 8 months 15 days
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized							$ 218,383			$ 386,927
Stock based compensation term							2 years 2 months 12 days			2 years 6 months 29 days
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized							$ 4,017,094			$ 5,314,982
Stock based compensation term							2 years 3 months 7 days			2 years 5 months 19 days
Employees and Non Employee Directors [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized							$ 5,816,441			$ 6,323,682
Stock based compensation term							3 years 1 month 2 days			2 years 8 months 8 days
Performance Shares [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized							$ 2,797,567			$ 3,077,636
Stock based compensation term							2 years 5 months 15 days			2 years 8 months 15 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance										1,150,560
Shares unvested repurchased									1,278,042
Share price													$ 12.00
Shares repurchased value									$ 119
Number of shares suthorized for issuance										1,150,560

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.